Revenue from contract with customer (Details) € in Millions, $ in Millions			1 Months Ended	2 Months Ended	12 Months Ended
	Oct. 30, 2020 USD ($)	Jan. 02, 2018 USD ($) item	Jan. 31, 2018 USD ($)	Dec. 20, 2019 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2004 EUR (€)
Revenue from contract with customer
Revenue from contracts with customers | SFr					SFr 3,612,819	SFr 2,762,830	SFr 6,043,855
Indivior PLC
Revenue from contract with customer
Number of distinct material promises and performance obligations | item		2
Indivior PLC | Rights granted
Revenue from contract with customer
Revenue from contracts with customers | $			$ 5.0
Indivior PLC | Achievement of pre-specified milestones
Revenue from contract with customer
Variable consideration allocated to contract | $		$ 330.0
Indivior PLC | Research
Revenue from contract with customer
Revenue from contracts with customers | SFr					3,600,000	2,800,000	1,200,000
Initial research term		2 years
Increment period for extension of research term		12 months
Number of newly identified compounds selected | item		1
Additional funding for research and development costs incurred | $	$ 2.8			$ 1.6
Contract liabilities | SFr					700,000	900,000
Indivior PLC | Research | Minimum
Revenue from contract with customer
Annual funding for research and development costs incurred | $		$ 2.0
Indivior PLC | Indivior PLC | Research
Revenue from contract with customer
Number of newly identified compounds selected | item		1
Janssen Pharmaceuticals Inc. | Development
Revenue from contract with customer
Revenue from contracts with customers | SFr					SFr 0	SFr 0	SFr 0
Janssen Pharmaceuticals Inc. | Development | Maximum
Revenue from contract with customer
Variable consideration allocated to contract | €								€ 109